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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    June 30, 1999
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Check here if Amendment [   ]; Amendment Number:
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      This Amendment [Check only one.]:         [ ]  is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               The Value Realization Fund, L.P.
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Address:            9665 Wilshire Boulevard, Suite 200
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                    Beverly Hills, CA 90212
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Form 13F File Number: 28- 6780
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Mitchell R. Julis
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Title:                 Managing Director of Canyon Capital Advisors LLC
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                       which is the general partner of Canpartners
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                       Investments III, L.P., which is the general partner
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                       of the Value Realization Fund, L.P.
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Phone:                 (310) 247-2700
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Signature, Place and Date of Signing:

    /s/ Mitchell R. Julis           Beverly Hills, CA          August 13, 1999
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         [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here is all holdings of this reporting manager are reported in this report.)

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[X]      13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number             Name
         28- 7392                           Canyon Capital Advisors LLC
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         [Repeat as Necessary]